John Hancock High Yield Municipal Bond Fund Expense Example - Classes A C I and R6 [Member] - John Hancock High Yield Municipal Bond Fund	May 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 484
Expense Example, with Redemption, 3 Years	723
Expense Example, with Redemption, 5 Years	981
Expense Example, with Redemption, 10 Years	1,717
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	264
Expense Example, with Redemption, 3 Years	569
Expense Example, with Redemption, 5 Years	1,000
Expense Example, with Redemption, 10 Years	2,003
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	480
Expense Example, with Redemption, 10 Years	1,090
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	436
Expense Example, with Redemption, 10 Years	$ 996